Fees Summary	Apr. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 813,291,238.23
Previously Paid Amount	0.00
Total Fee Amount	112,315.52
Total Offset Amount	36,360.52
Net Fee	$ 75,955.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A